SEGMENT REPORTING- Long lived assets and revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SEGMENT REPORTING
Revenues	$ 544,251	¥ 3,788,967	¥ 3,401,037	¥ 3,392,705
Cost	(409,308)	(2,849,518)	(2,456,166)	(2,634,295)
Gross profit (loss)	134,943	939,449	944,871	758,410
Operating income (expenses)
Operating income	986	6,862	5,027	5,439
Sales and marketing expenses	(29,634)	(206,309)	(172,176)	(256,682)
Research and development expenses	(12,754)	(88,792)	(92,109)	(149,143)
General and administrative expenses	(59,651)	(415,277)	(462,637)	(519,950)
(Allowance) reversal for doubtful debt	(224)	(1,557)	598	(37,427)
Impairment of receivables from equity investees	(7,490)	(52,142)
Changes in the fair value of contingent purchase consideration payables			13,905	(937)
Impairment of goodwill				(766,440)
Impairment of long-lived assets		0	0	(401,808)
Operating loss	26,176	182,234	237,479	(1,368,538)
Hosting and Related Services
Operating income (expenses)
Impairment of goodwill		0		0
Operating Segments | Hosting and Related Services
SEGMENT REPORTING
Revenues	544,251	3,788,967	3,401,037	2,975,178
Cost	(409,308)	(2,849,518)	(2,456,166)	(2,130,279)
Gross profit (loss)	134,943	939,449	944,871	844,899
Operating income (expenses)
Operating income	986	6,862	5,027	5,439
Sales and marketing expenses	(29,634)	(206,309)	(172,176)	(171,761)
Research and development expenses	(12,754)	(88,792)	(92,109)	(97,597)
General and administrative expenses	(59,651)	(415,277)	(462,637)	(417,154)
(Allowance) reversal for doubtful debt	(224)	(1,557)	598	(6,257)
Changes in the fair value of contingent purchase consideration payables			13,905	(937)
Operating loss	$ 26,176	¥ 182,234	¥ 237,479	156,632
Operating Segments | Managed Network Services
SEGMENT REPORTING
Revenues				417,527
Cost				(504,016)
Gross profit (loss)				(86,489)
Operating income (expenses)
Sales and marketing expenses				(84,921)
Research and development expenses				(51,546)
General and administrative expenses				(102,796)
(Allowance) reversal for doubtful debt				(31,170)
Impairment of goodwill				(766,440)
Impairment of long-lived assets				(401,808)
Operating loss				¥ (1,525,170)